Shareholder Report	12 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Revere Street Trust
Entity Central Index Key	0001022695
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Tax-Free Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Cash Central Fund
Class Name	Fidelity® Tax-Free Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,451,419,094
Holdings Count | shares	226
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,451,419,094
Number of Holdings	226
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.9 Variable Rate Demand Notes (VRDNs) 63.9 Tender Option Bond 32.7 Municipal Securities 3.3 Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Cash Central Fund
Class Name	Fidelity® Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 48,411,595,900
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$48,411,595,900
Number of Holdings	26
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 72.5 8-30 12.1 31-60 13.8 61-90 1.7 91-180 0.1 Repurchase Agreements 68.0 U.S. Treasury Obligations 30.4 Non-Negotiable Time Deposit 1.8 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (0.2)%
Fidelity Municipal Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Cash Central Fund
Class Name	Fidelity® Municipal Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,991,760,698
Holdings Count | shares	269
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$1,991,760,698
Number of Holdings	269
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 98.3 Variable Rate Demand Notes (VRDNs) 59.1 Tender Option Bond 37.8 Municipal Securities 1.4 Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Securities Lending Cash Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Securities Lending Cash Central Fund
Class Name	Fidelity® Securities Lending Cash Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 24,897,834,231
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$24,897,834,231
Number of Holdings	26
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 70.0 8-30 12.3 31-60 15.2 61-90 1.8 91-180 0.1 Repurchase Agreements 65.5 U.S. Treasury Obligations 32.2 Non-Negotiable Time Deposit 1.7 Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)